Ernst & Young LLP
One Manhattan West
New York, NY 10001
Tel: +1 212 773 3000
Fax: +1 212 773 6350
ey.com

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of DBX ETF Trust

In planning and performing our audit of the financial statements of Xtrackers Low Beta High Yield Bond ETF, Xtrackers USD High Yield Corporate Bond ETF, Xtrackers High Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, Xtrackers Risk Managed USD High Yield Strategy ETF, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF, Xtrackers Net Zero Pathway Paris Aligned US Equity ETF, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers Russell US Multifactor ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers S&P ESG Dividend Aristocrats ETF, Xtrackers S&P 500 Growth ESG ETF, Xtrackers S&P 500 Value ESG ETF, Xtrackers MSCI USA Climate Action Equity ETF, Xtrackers RREEF Global Natural Resources ETF, Xtrackers USD High Yield BB-B ex Financials ETF (twenty two of the funds constituting DBX ETF Trust (the “Company”)) as of and for the period ended August 31, 2024, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Company’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Company is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Company’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Company’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of August 31, 2024.

This report is intended solely for the information and use of management and the Board of Trustees of DBX ETF Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/Ernst & Young LLP
Ernst & Young LLP
New York, NY
October 24, 2024